Deposits - Maturities of Fixed-Rate Time Deposits (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Time Deposits $250,000 and Over [Member]
Time Deposits By Maturity [Line Items]
2021	$ 27,886
2022	939
Total	28,825
Other Time Deposits [Member]
Time Deposits By Maturity [Line Items]
2021	42,497
2022	4,896
2023	1,768
2024	872
2025	2,256
Total	$ 52,289